PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.4%
	Basic Materials: 2.8%
225,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	$286,928	0.1
84,000	Dow Chemical Co., 4.375%, 11/15/2042	102,958	0.1
214,000	Dow Chemical Co/The, 2.100%, 11/15/2030	219,640	0.1
236,000	Dow Chemical Co/The, 5.550%, 11/30/2048	338,182	0.2
260,000	FMC Corp., 3.450%, 10/01/2029	296,950	0.1
558,000 (1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	560,201	0.3
433,000 (1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	435,361	0.2
361,000 (1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	381,304	0.2
180,000	International Paper Co., 4.350%, 08/15/2048	235,752	0.1
91,000	International Paper Co., 4.400%, 08/15/2047	119,162	0.1
415,000	Mosaic Co/The, 5.450%, 11/15/2033	516,842	0.3
65,000	Mosaic Co/The, 5.625%, 11/15/2043	84,312	0.0
174,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	192,474	0.1
139,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	170,370	0.1
276,000	Nutrien Ltd., 2.950%, 05/13/2030	303,974	0.2
453,000	Nutrien Ltd., 3.500%, 06/01/2023	481,942	0.2
212,000	Nutrien Ltd., 3.950%, 05/13/2050	259,293	0.1
249,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	256,917	0.1
320,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	334,870	0.2
		5,577,432	2.8

	Communications: 12.6%
1,173,000	Alphabet, Inc., 0.800%, 08/15/2027	1,168,510	0.6
335,000	Amazon.com, Inc., 2.700%, 06/03/2060	358,692	0.2
678,000	AT&T, Inc., 3.100%, 02/01/2043	687,895	0.3
420,000	AT&T, Inc., 3.500%, 06/01/2041	453,477	0.2
741,000 (1)	AT&T, Inc., 3.500%, 09/15/2053	741,041	0.4
369,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	367,766	0.2
570,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	572,842	0.3
55,000 (1)	AT&T, Inc., 3.800%, 12/01/2057	57,352	0.0
249,000	Baidu, Inc., 1.720%, 04/09/2026	252,955	0.1
200,000	Baidu, Inc., 3.500%, 11/28/2022	210,185	0.1
191,000	Booking Holdings, Inc., 4.500%, 04/13/2027	227,982	0.1
199,000	Booking Holdings, Inc., 4.625%, 04/13/2030	247,430	0.1
80,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	85,518	0.0
389,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	410,438	0.2
212,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	220,564	0.1
808,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	852,036	0.4
102,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	121,908	0.1
160,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	195,290	0.1
39,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	55,380	0.0
286,000	Comcast Corp., 1.500%, 02/15/2031	284,261	0.1
72,000	Comcast Corp., 1.950%, 01/15/2031	74,104	0.0
90,000	Comcast Corp., 2.650%, 08/15/2062	90,106	0.0
92,000	Comcast Corp., 2.800%, 01/15/2051	95,826	0.1
105,000	Comcast Corp., 3.200%, 07/15/2036	119,450	0.1
467,000	Comcast Corp., 3.250%, 11/01/2039	530,037	0.3
221,000	Comcast Corp., 3.750%, 04/01/2040	266,285	0.1
146,000	Comcast Corp., 3.900%, 03/01/2038	178,663	0.1
149,000	Comcast Corp., 4.049%, 11/01/2052	190,761	0.1
190,000	Comcast Corp., 4.000%, 08/15/2047	238,800	0.1
262,000	Comcast Corp., 4.250%, 01/15/2033	329,165	0.2
282,000	Comcast Corp., 4.600%, 10/15/2038	371,599	0.2

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
320,000	Comcast Corp., 5.650%, 06/15/2035	$459,539	0.2
225,000	Comcast Corp., 6.500%, 11/15/2035	348,265	0.2
416,000	Corning, Inc., 5.450%, 11/15/2079	571,109	0.3
386,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	444,928	0.2
408,000	Discovery Communications LLC, 2.950%, 03/20/2023	430,103	0.2
65,000	Discovery Communications LLC, 3.625%, 05/15/2030	74,507	0.0
90,000	Discovery Communications LLC, 3.950%, 03/20/2028	103,322	0.1
238,000	Discovery Communications LLC, 4.875%, 04/01/2043	295,121	0.2
110,000	Discovery Communications LLC, 5.300%, 05/15/2049	145,139	0.1
270,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	275,737	0.1
360,000	Orange SA, 9.000%, 03/01/2031	592,318	0.3
285,000 (1)	Tencent Holdings Ltd., 1.810%, 01/26/2026	291,703	0.1
200,000 (1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	205,290	0.1
200,000 (1)	Tencent Holdings Ltd., 3.290%, 06/03/2060	207,900	0.1
200,000 (1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	221,974	0.1
140,000	Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	216,725	0.1
162,000 (1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	168,708	0.1
106,000 (1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	111,440	0.1
180,000 (1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	186,947	0.1
249,000 (1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	256,646	0.1
518,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	590,416	0.3
85,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	98,537	0.1
223,000 (1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	272,365	0.1
78,000 (1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	96,350	0.1
300,000	TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	309,094	0.2
260,000	Verizon Communications, Inc., 0.850%, 11/20/2025	262,106	0.1
420,000 (1)	Verizon Communications, Inc., 1.680%, 10/30/2030	418,804	0.2
230,000	Verizon Communications, Inc., 1.750%, 01/20/2031	229,131	0.1
7,000	Verizon Communications, Inc., 2.650%, 11/20/2040	7,080	0.0
609,000	Verizon Communications, Inc., 2.875%, 11/20/2050	614,193	0.3
1,036,000 (1)	Verizon Communications, Inc., 2.987%, 10/30/2056	1,042,943	0.5
88,000	Verizon Communications, Inc., 3.000%, 11/20/2060	88,611	0.0
406,000	Verizon Communications, Inc., 4.329%, 09/21/2028	489,027	0.2
1,416,000	Verizon Communications, Inc., 4.500%, 08/10/2033	1,785,769	0.9
70,000	Verizon Communications, Inc., 4.522%, 09/15/2048	91,290	0.0
444,000	Verizon Communications, Inc., 4.812%, 03/15/2039	579,270	0.3
48,000	Verizon Communications, Inc., 4.862%, 08/21/2046	64,872	0.0
431,000	ViacomCBS, Inc., 5.500%, 05/15/2033	557,958	0.3
309,000	Vodafone Group PLC, 4.375%, 02/19/2043	383,105	0.2
256,000	Vodafone Group PLC, 5.125%, 06/19/2059	353,329	0.2
52,000	Walt Disney Co/The, 4.625%, 03/23/2040	69,496	0.0
135,000	Walt Disney Co/The, 1.750%, 01/13/2026	141,553	0.1
93,000	Walt Disney Co/The, 2.200%, 01/13/2028	99,661	0.1
221,000	Walt Disney Co/The, 4.750%, 11/15/2046	300,484	0.2
286,000	Walt Disney Co/The, 6.550%, 03/15/2033	419,623	0.2
144,000	Walt Disney Co/The, 7.750%, 01/20/2024	173,585	0.1
165,000	Walt Disney Co/The, 8.500%, 02/23/2025	215,836	0.1
		25,418,227	12.6

	Consumer, Cyclical: 4.6%
413,000 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	456,204	0.2
353,876	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	358,112	0.2
219,108	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	215,661	0.1

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
28,389	Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	$28,633	0.0
252,326	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	255,886	0.1
369,717	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	378,599	0.2
243,479	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	232,104	0.1
142,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	151,827	0.1
213,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	232,665	0.1
616,000	General Motors Co., 6.125%, 10/01/2025	747,660	0.4
136,000	General Motors Co., 6.750%, 04/01/2046	196,464	0.1
296,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	324,680	0.2
173,000	General Motors Financial Co., Inc., 2.700%, 08/20/2027	183,673	0.1
61,000	Home Depot, Inc./The, 3.125%, 12/15/2049	70,380	0.0
442,000	Home Depot, Inc./The, 3.300%, 04/15/2040	521,337	0.3
71,000	Lowe's Cos, Inc., 1.300%, 04/15/2028	71,643	0.0
107,000	Lowe's Cos, Inc., 1.700%, 10/15/2030	108,150	0.0
107,000	Lowe's Cos, Inc., 3.000%, 10/15/2050	114,515	0.1
92,000	Lowe's Cos, Inc., 4.050%, 05/03/2047	115,173	0.1
70,000	McDonald's Corp., 4.700%, 12/09/2035	90,668	0.0
158,000	McDonald's Corp., 2.125%, 03/01/2030	166,765	0.1
99,000	McDonald's Corp., 4.200%, 04/01/2050	127,395	0.1
84,000	McDonald's Corp., 4.450%, 09/01/2048	109,966	0.0
105,000	McDonald's Corp., 5.700%, 02/01/2039	151,864	0.1
225,000	NIKE, Inc., 3.250%, 03/27/2040	261,916	0.1
1,134,000 (1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	1,253,471	0.6
336,000	O'Reilly Automotive, Inc., 1.750%, 03/15/2031	337,079	0.2
125,668	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	128,032	0.1
485,661	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	493,287	0.2
79,417	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	80,442	0.0
116,257	United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	112,672	0.1
198,000	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	214,477	0.1
350,508	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	351,261	0.2
353,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	400,973	0.2
218,000	WW Grainger, Inc., 3.750%, 05/15/2046	257,665	0.1
		9,301,299	4.6

	Consumer, Non-cyclical: 14.1%
388,000	AbbVie, Inc., 2.300%, 11/21/2022	402,393	0.2
90,000	AbbVie, Inc., 2.950%, 11/21/2026	99,635	0.0
283,000	AbbVie, Inc., 3.200%, 05/14/2026	313,839	0.2
704,000	AbbVie, Inc., 3.200%, 11/21/2029	789,772	0.4
253,000	AbbVie, Inc., 3.450%, 03/15/2022	260,990	0.1
345,000	AbbVie, Inc., 4.050%, 11/21/2039	417,367	0.2
157,000	AbbVie, Inc., 4.250%, 11/21/2049	197,481	0.1
23,000	AbbVie, Inc., 4.450%, 05/14/2046	29,285	0.0
218,000	AbbVie, Inc., 4.500%, 05/14/2035	274,001	0.1
331,000	AbbVie, Inc., 4.625%, 10/01/2042	421,172	0.2
241,000	AbbVie, Inc., 5.000%, 12/15/2021	248,844	0.1
294,000	Altria Group, Inc., 3.400%, 05/06/2030	330,215	0.2
310,000	Altria Group, Inc., 4.800%, 02/14/2029	371,975	0.2
143,000	Amgen, Inc., 2.200%, 02/21/2027	153,335	0.1
103,000	Amgen, Inc., 2.300%, 02/25/2031	109,986	0.1
96,000	Amgen, Inc., 2.450%, 02/21/2030	102,909	0.0
333,000	Amgen, Inc., 3.150%, 02/21/2040	367,117	0.2

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
831,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	$1,084,884	0.5
296,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	366,518	0.2
232,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	288,788	0.1
138,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	175,828	0.1
131,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	186,231	0.1
230,000	Anthem, Inc., 2.875%, 09/15/2029	255,847	0.1
82,000	Anthem, Inc., 4.550%, 03/01/2048	109,241	0.1
145,000	Anthem, Inc., 4.625%, 05/15/2042	189,351	0.1
132,000	Anthem, Inc., 5.100%, 01/15/2044	183,345	0.1
821,000	AstraZeneca PLC, 0.700%, 04/08/2026	817,099	0.4
60,000	AstraZeneca PLC, 2.375%, 06/12/2022	61,684	0.0
460,000	AstraZeneca PLC, 3.375%, 11/16/2025	517,559	0.3
81,000	Boston Scientific Corp., 3.375%, 05/15/2022	84,390	0.0
253,000	Boston Scientific Corp., 4.700%, 03/01/2049	347,122	0.2
187,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	188,369	0.1
187,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	188,984	0.1
187,000	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	187,995	0.1
187,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	191,495	0.1
381,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	428,875	0.2
89,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	101,647	0.0
123,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	166,604	0.1
252,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	352,063	0.2
39,000	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	56,485	0.0
293,000	Cigna Corp., 3.200%, 03/15/2040	321,772	0.2
541,000	Cigna Corp., 4.800%, 08/15/2038	705,297	0.3
198,000	Cigna Corp., 4.900%, 12/15/2048	272,289	0.1
357,000	Coca-Cola Co/The, 1.000%, 03/15/2028	358,576	0.2
178,000	Coca-Cola Co/The, 1.375%, 03/15/2031	177,809	0.1
228,000	Coca-Cola Co/The, 2.750%, 06/01/2060	246,449	0.1
106,000	CVS Health Corp., 1.750%, 08/21/2030	106,657	0.0
244,000	CVS Health Corp., 2.700%, 08/21/2040	247,221	0.1
699,000	CVS Health Corp., 4.780%, 03/25/2038	883,119	0.4
298,000	CVS Health Corp., 5.050%, 03/25/2048	403,908	0.2
355,000	CVS Health Corp., 1.300%, 08/21/2027	356,716	0.2
661,000	CVS Health Corp., 1.875%, 02/28/2031	669,272	0.3
431,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	432,337	0.2
124,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	137,028	0.1
29,000	Global Payments, Inc., 2.650%, 02/15/2025	31,068	0.0
300,000	HCA, Inc., 4.125%, 06/15/2029	348,230	0.2
306,000	HCA, Inc., 5.250%, 06/15/2049	404,181	0.2
366,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	383,148	0.2
182,000	Hershey Co/The, 3.125%, 11/15/2049	208,051	0.1
266,000	Humana, Inc., 4.625%, 12/01/2042	341,456	0.2
660,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	688,458	0.3
170,000	Johnson & Johnson, 1.300%, 09/01/2030	170,799	0.1
181,000	Johnson & Johnson, 0.950%, 09/01/2027	181,934	0.1
181,000	Johnson & Johnson, 2.100%, 09/01/2040	182,528	0.1
14,000	Johnson & Johnson, 2.450%, 09/01/2060	14,558	0.0
217,000	Johnson & Johnson, 3.550%, 03/01/2036	268,311	0.1
85,000	Johnson & Johnson, 3.700%, 03/01/2046	108,404	0.1
570,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	619,690	0.3
273,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	281,164	0.1
306,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	320,180	0.2
56,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	73,566	0.0
551,000 (1)	Mars, Inc., 2.375%, 07/16/2040	564,773	0.3
311,000	McKesson Corp., 0.900%, 12/03/2025	312,792	0.2
278,000	Mondelez International, Inc., 0.625%, 07/01/2022	279,302	0.1
398,000	Mylan, Inc., 5.200%, 04/15/2048	525,279	0.3

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
26,000	Mylan, Inc., 5.400%, 11/29/2043	$34,404	0.0
359,000 (1)	Nestle Holdings, Inc., 0.625%, 01/15/2026	357,411	0.2
209,000 (1)	Nestle Holdings, Inc., 1.000%, 09/15/2027	209,565	0.1
114,000	PepsiCo, Inc., 3.375%, 07/29/2049	138,574	0.1
212,000	PepsiCo, Inc., 3.500%, 03/19/2040	254,485	0.1
281,000	Pfizer, Inc., 2.750%, 06/03/2026	310,650	0.2
101,000	Pfizer, Inc., 3.900%, 03/15/2039	126,905	0.1
165,000	Pfizer, Inc., 4.000%, 12/15/2036	209,220	0.1
85,000	Pfizer, Inc., 2.700%, 05/28/2050	91,387	0.0
179,000 (1)	Royalty Pharma PLC, 0.750%, 09/02/2023	179,961	0.1
286,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	290,634	0.1
291,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	299,669	0.1
251,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	264,303	0.1
144,000 (1)	Royalty Pharma PLC, 3.550%, 09/02/2050	153,988	0.1
206,000	S&P Global, Inc., 1.250%, 08/15/2030	203,143	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	211,154	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	221,927	0.1
250,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	310,896	0.2
142,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	168,932	0.1
152,000	UnitedHealth Group, Inc., 3.700%, 08/15/2049	190,571	0.1
39,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	53,834	0.0
98,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	108,506	0.1
176,000 (1)	Viatris, Inc., 2.300%, 06/22/2027	187,572	0.1
127,000 (1)	Viatris, Inc., 3.850%, 06/22/2040	143,346	0.1
173,000 (1)	Viatris, Inc., 4.000%, 06/22/2050	198,213	0.1
455,000	Wyeth LLC, 6.450%, 02/01/2024	536,465	0.3
		28,502,757	14.1

	Energy: 7.3%
184,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	184,756	0.1
129,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	131,729	0.1
70,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	77,502	0.0
68,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	69,690	0.0
277,000	BP Capital Markets America, Inc., 3.410%, 02/11/2026	310,248	0.2
429,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	503,322	0.3
299,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	327,690	0.2
416,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	463,735	0.2
276,000	Cimarex Energy Co., 3.900%, 05/15/2027	304,329	0.2
152,000	Cimarex Energy Co., 4.375%, 03/15/2029	173,179	0.1
314,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	330,303	0.2
152,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	162,461	0.1
286,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	305,844	0.2
45,000	Diamondback Energy, Inc., 4.750%, 05/31/2025	50,701	0.0
83,000	Enable Midstream Partners L.P., 4.150%, 09/15/2029	82,664	0.0
400,000	Energy Transfer Operating L.P., 5.300%, 04/15/2047	446,721	0.2
290,000 (2)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	276,225	0.1
302,000	Enterprise Products Operating LLC, 2.800%, 01/31/2030	327,656	0.2
176,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	195,441	0.1
249,000	Exxon Mobil Corp., 2.275%, 08/16/2026	268,597	0.1
165,000	Exxon Mobil Corp., 2.610%, 10/15/2030	180,278	0.1
190,000	Exxon Mobil Corp., 2.995%, 08/16/2039	206,142	0.1
402,000	Exxon Mobil Corp., 4.227%, 03/19/2040	500,695	0.3
80,000	Exxon Mobil Corp., 2.019%, 08/16/2024	84,266	0.0
73,000	Exxon Mobil Corp., 2.440%, 08/16/2029	79,321	0.0

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
530,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	$539,226	0.3
233,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	264,093	0.1
91,000	MPLX L.P., 1.750%, 03/01/2026	94,223	0.1
64,000	MPLX L.P., 2.650%, 08/15/2030	67,147	0.0
236,000	MPLX L.P., 4.000%, 02/15/2025	263,980	0.1
257,000	MPLX L.P., 5.200%, 03/01/2047	312,889	0.2
71,000	MPLX L.P., 5.500%, 02/15/2049	93,498	0.1
65,000	Noble Energy, Inc., 3.250%, 10/15/2029	74,657	0.0
336,000	Noble Energy, Inc., 4.200%, 10/15/2049	436,308	0.2
186,000	Phillips 66, 0.900%, 02/15/2024	186,605	0.1
478,000	Phillips 66, 2.150%, 12/15/2030	486,029	0.2
443,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	439,151	0.2
461,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	483,101	0.2
431,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	459,734	0.2
128,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	137,698	0.1
67,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	66,064	0.0
35,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	39,223	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	279,612	0.1
500,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	574,017	0.3
58,000 (1)	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	68,789	0.0
135,000	Shell International Finance BV, 4.125%, 05/11/2035	168,956	0.1
299,000	Shell International Finance BV, 4.000%, 05/10/2046	376,742	0.2
201,000	Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	226,726	0.1
130,000	Total Capital International SA, 2.434%, 01/10/2025	138,951	0.1
319,000	Total Capital International SA, 2.829%, 01/10/2030	357,557	0.2
178,000	Total Capital International SA, 2.986%, 06/29/2041	194,838	0.1
76,000	Total Capital International SA, 3.127%, 05/29/2050	82,450	0.0
103,000	Total Capital International SA, 3.386%, 06/29/2060	117,191	0.1
139,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	155,989	0.1
269,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	301,199	0.2
130,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	160,801	0.1
461,000	Williams Partners L.P., 3.600%, 03/15/2022	476,085	0.2
393,000	Williams Partners L.P., 3.750%, 06/15/2027	448,511	0.2
		14,615,535	7.3

	Financial: 32.5%
226,000 (1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	260,606	0.1
477,000	American Express Co., 2.500%, 08/01/2022	492,322	0.2
89,000	American Express Co., 3.125%, 05/20/2026	99,793	0.0
260,000	American Express Co., 3.000%, 10/30/2024	284,073	0.1
63,000	American Express Co., 3.700%, 08/03/2023	68,251	0.0
53,000	American International Group, Inc., 4.500%, 07/16/2044	67,901	0.0
369,000	American International Group, Inc., 4.800%, 07/10/2045	488,402	0.2
246,000	American International Group, Inc., 6.250%, 05/01/2036	356,081	0.2
212,000	American Tower Corp., 3.000%, 06/15/2023	224,687	0.1
348,000	American Tower Corp., 3.375%, 10/15/2026	391,211	0.2
158,000	American Tower Corp., 3.500%, 01/31/2023	167,649	0.1
35,000	American Tower Corp., 4.400%, 02/15/2026	40,579	0.0
109,000	Assurant, Inc., 3.700%, 02/22/2030	121,689	0.1
351,000 (2)	Assurant, Inc., 7.000%, 03/27/2048	395,753	0.2

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
696,000 (1)	Athene Global Funding, 2.550%, 11/19/2030	$697,028	0.3
368,000	AvalonBay Communities, Inc., 3.200%, 01/15/2028	410,025	0.2
122,000 (1)	Aviation Capital Group LLC, 2.875%, 01/20/2022	123,549	0.1
285,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	297,138	0.1
93,000 (1)	Aviation Capital Group LLC, 4.125%, 08/01/2025	97,579	0.0
190,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	200,662	0.1
76,000 (1)	Aviation Capital Group LLC, 4.875%, 10/01/2025	82,189	0.0
198,000 (2)	Bank of America Corp., 0.981%, 09/25/2025	200,265	0.1
180,000 (2)	Bank of America Corp., 1.197%, 10/24/2026	182,441	0.1
545,000 (2)	Bank of America Corp., 1.319%, 06/19/2026	556,991	0.3
2,305,000 (2)	Bank of America Corp., 1.898%, 07/23/2031	2,329,515	1.2
1,917,000 (2)	Bank of America Corp., 1.922%, 10/24/2031	1,942,923	1.0
545,000 (2)	Bank of America Corp., 2.015%, 02/13/2026	571,412	0.3
55,000 (2)	Bank of America Corp., 2.496%, 02/13/2031	58,430	0.0
139,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	149,075	0.1
143,000 (2)	Bank of America Corp., 2.676%, 06/19/2041	149,217	0.1
305,000 (2)	Bank of America Corp., 3.194%, 07/23/2030	341,897	0.2
922,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	1,043,116	0.5
283,000 (2)	Bank of America Corp., 4.078%, 04/23/2040	348,460	0.2
179,000 (2)	Bank of America Corp., 4.083%, 03/20/2051	226,312	0.1
351,000	Bank of America Corp., 4.250%, 10/22/2026	411,947	0.2
350,000 (2)	Bank of America Corp., 4.271%, 07/23/2029	416,853	0.2
430,000 (2)	Bank of America Corp., 5.125%, 12/31/2199	454,972	0.2
431,000 (2)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	467,708	0.2
377,000	Brookfield Finance LLC, 3.450%, 04/15/2050	400,595	0.2
187,000	Canadian Imperial Bank of Commerce, 0.889%, (SOFRRATE + 0.800%), 03/17/2023	188,809	0.1
211,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	213,854	0.1
252,000	Canadian Imperial Bank of Commerce, 0.950%, 10/23/2025	255,731	0.1
231,000 (2)	Citigroup, Inc., 1.678%, 05/15/2024	238,079	0.1
177,000 (2)	Citigroup, Inc., 3.106%, 04/08/2026	193,618	0.1
243,000	Citigroup, Inc., 4.450%, 09/29/2027	286,668	0.1
431,000 (2)	Citigroup, Inc., 0.776%, 10/30/2024	434,006	0.2
255,000 (2)	Citigroup, Inc., 4.412%, 03/31/2031	309,240	0.2
817,000 (1),(2)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	823,411	0.4
370,000 (1),(2)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	378,153	0.2
500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	570,882	0.3
288,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	325,049	0.2
250,000 (1),(2)	Credit Suisse Group AG, 2.193%, 06/05/2026	261,485	0.1
475,000 (1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	529,428	0.3
267,000 (1),(2)	Credit Suisse Group AG, 4.500%, 12/31/2199	268,976	0.1
766,000 (1),(2)	Credit Suisse Group AG, 5.250%, 12/31/2199	811,960	0.4
258,000	Crown Castle International Corp., 1.350%, 07/15/2025	263,590	0.1
214,000	Crown Castle International Corp., 3.650%, 09/01/2027	241,859	0.1
219,000	Crown Castle International Corp., 3.700%, 06/15/2026	246,910	0.1
89,000	Crown Castle International Corp., 4.150%, 07/01/2050	108,379	0.1
75,000	Crown Castle International Corp., 5.250%, 01/15/2023	82,089	0.0
200,000 (1)	Danske Bank A/S, 1.226%, 06/22/2024	202,915	0.1
410,000 (1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	416,596	0.2
310,000 (1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	332,041	0.2
235,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	267,867	0.1
848,000	Digital Realty Trust L.P., 2.750%, 02/01/2023	885,962	0.4
354,000	Equinix, Inc., 1.000%, 09/15/2025	355,303	0.2
124,000	Equinix, Inc., 1.550%, 03/15/2028	126,158	0.1
592,000	Equinix, Inc., 2.900%, 11/18/2026	648,142	0.3
397,000	ERP Operating L.P., 3.250%, 08/01/2027	444,060	0.2
40,000	Essex Portfolio L.P., 4.500%, 03/15/2048	51,912	0.0

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
605,000 (1),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	$663,967	0.3
186,000 (2)	Fifth Third Bancorp, 5.100%, 12/31/2199	189,190	0.1
185,000 (1)	GE Capital Funding LLC, 4.050%, 05/15/2027	211,733	0.1
299,000 (1)	GE Capital Funding LLC, 4.400%, 05/15/2030	352,560	0.2
332,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	396,337	0.2
268,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	374,953	0.2
328,000 (2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	340,767	0.2
41,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	60,069	0.0
245,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	374,905	0.2
189,000	Goldman Sachs Group, Inc./The, 1.972%, (US0003M + 1.750%), 10/28/2027	198,782	0.1
169,000	Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	188,078	0.1
35,000	Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	54,814	0.0
176,000 (1)	Hartford Financial Services Group, Inc./The, 2.346%, (US0003M + 2.125%), 02/12/2067	157,237	0.1
382,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	535,841	0.3
262,000 (2)	HSBC Holdings PLC, 1.589%, 05/24/2027	266,503	0.1
2,048,000 (2)	HSBC Holdings PLC, 2.013%, 09/22/2028	2,098,309	1.0
236,000 (2)	HSBC Holdings PLC, 2.633%, 11/07/2025	251,282	0.1
200,000 (2)	HSBC Holdings PLC, 4.041%, 03/13/2028	228,436	0.1
200,000 (2)	HSBC Holdings PLC, 4.583%, 06/19/2029	236,661	0.1
105,000 (2)	Huntington Bancshares, Inc./OH, 5.700%, 12/31/2199	105,788	0.1
265,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	272,019	0.1
78,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	82,588	0.0
300,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	323,222	0.2
235,000	Intercontinental Exchange, Inc., 4.000%, 10/15/2023	257,304	0.1
132,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	166,944	0.1
222,000 (2)	JPMorgan Chase & Co., 1.514%, 06/01/2024	227,993	0.1
360,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	382,431	0.2
1,336,000 (2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,418,724	0.7
64,000 (2)	JPMorgan Chase & Co., 2.525%, 11/19/2041	65,885	0.0
332,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	361,565	0.2
43,000 (2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	44,406	0.0
809,000 (2)	JPMorgan Chase & Co., 3.109%, 04/22/2041	905,645	0.5
301,000 (2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	335,156	0.2
135,000 (2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	169,909	0.1
791,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	965,323	0.5
152,000 (2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	157,130	0.1
327,000	Kite Realty Group L.P., 4.000%, 10/01/2026	343,250	0.2
330,000 (1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	368,335	0.2
363,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	435,516	0.2
289,000 (2)	Lloyds Banking Group PLC, 1.326%, 06/15/2023	292,260	0.1
935,000 (2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	988,182	0.5
106,000 (2)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	116,994	0.1
373,000	Main Street Capital Corp., 5.200%, 05/01/2024	404,917	0.2
539,000 (2)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	542,361	0.3
286,000 (2)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	301,202	0.1
228,000 (2)	Morgan Stanley, 0.560%, 11/10/2023	228,583	0.1
636,000 (2)	Morgan Stanley, 0.985%, 12/10/2026	640,991	0.3
185,000 (2)	Morgan Stanley, 1.794%, 02/13/2032	186,203	0.1
500,000 (2)	Morgan Stanley, 2.188%, 04/28/2026	528,452	0.3
371,000 (2)	Morgan Stanley, 2.720%, 07/22/2025	396,950	0.2

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,027,000 (2)	Morgan Stanley, 3.622%, 04/01/2031	$1,193,562	0.6
93,000	Morgan Stanley, 3.625%, 01/20/2027	106,793	0.1
362,000	Nasdaq, Inc., 0.445%, 12/21/2022	362,468	0.2
361,000	Nasdaq, Inc., 1.650%, 01/15/2031	357,954	0.2
443,000	Nasdaq, Inc., 2.500%, 12/21/2040	439,139	0.2
366,000 (1)	National Securities Clearing Corp., 0.750%, 12/07/2025	367,396	0.2
250,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	258,897	0.1
430,000 (2)	Natwest Group PLC, 3.032%, 11/28/2035	445,248	0.2
575,000 (2)	Natwest Group PLC, 4.269%, 03/22/2025	636,312	0.3
211,000 (1)	New York Life Global Funding, 0.950%, 06/24/2025	213,991	0.1
190,000 (1)	New York Life Global Funding, 1.100%, 05/05/2023	193,368	0.1
500,000 (1)	New York Life Insurance Co., 3.750%, 05/15/2050	598,703	0.3
352,000 (1)	Nordea Bank Abp, 0.750%, 08/28/2025	351,905	0.2
180,000	NTC Capital II, 0.827%, (US0003M + 0.590%), 04/15/2027	171,058	0.1
148,000	Owl Rock Capital Corp., 3.400%, 07/15/2026	150,120	0.1
324,000	Owl Rock Capital Corp., 3.750%, 07/22/2025	336,495	0.2
106,000 (1)	Owl Rock Technology Finance Corp., 3.750%, 06/17/2026	106,679	0.1
222,000	Prudential Financial, Inc., 5.700%, 12/14/2036	321,747	0.2
354,000	Regency Centers L.P., 3.700%, 06/15/2030	401,622	0.2
220,000	Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	230,621	0.1
1,219,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,308,421	0.6
539,000	Royal Bank of Canada, 0.500%, 10/26/2023	542,164	0.3
250,000 (1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	250,931	0.1
261,000 (1),(2)	Standard Chartered PLC, 3.265%, 02/18/2036	273,339	0.1
714,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	718,066	0.4
200,000 (1)	Swedbank AB, 1.300%, 06/02/2023	204,012	0.1
195,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	212,507	0.1
539,000 (3)	Toronto-Dominion Bank/The, 0.750%, 09/11/2025	541,269	0.3
385,000	Toronto-Dominion Bank/The, 1.900%, 12/01/2022	397,372	0.2
573,000	Truist Bank, 0.867%, (US0003M + 0.650%), 03/15/2028	535,833	0.3
685,000	UBS AG, 5.125%, 05/15/2024	756,754	0.4
155,000	UDR, Inc., 2.100%, 08/01/2032	158,121	0.1
9,000	UDR, Inc., 3.100%, 11/01/2034	10,130	0.0
382,000 (1),(2)	UniCredit SpA, 2.569%, 09/22/2026	390,152	0.2
540,000 (1),(2)	UniCredit SpA, 5.459%, 06/30/2035	595,134	0.3
272,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	286,203	0.1
130,000	Visa, Inc., 0.750%, 08/15/2027	129,736	0.1
147,000	Visa, Inc., 1.100%, 02/15/2031	145,117	0.1
179,000	Visa, Inc., 2.000%, 08/15/2050	170,964	0.1
351,000	Visa, Inc., 3.150%, 12/14/2025	393,944	0.2
320,000	Weingarten Realty Investors, 3.500%, 04/15/2023	331,839	0.2
239,000 (2)	Wells Fargo & Co., 1.654%, 06/02/2024	245,580	0.1
127,000 (2)	Wells Fargo & Co., 2.393%, 06/02/2028	135,272	0.1
223,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	235,838	0.1
148,000 (2)	Wells Fargo & Co., 3.068%, 04/30/2041	161,237	0.1
478,000 (2)	Wells Fargo & Co., 3.196%, 06/17/2027	530,219	0.3
252,000	Wells Fargo & Co., 3.000%, 04/22/2026	277,490	0.1
206,000	Wells Fargo & Co., 3.000%, 10/23/2026	228,474	0.1
212,000 (2)	Wells Fargo & Co., 5.013%, 04/04/2051	301,666	0.2
373,000 (2)	Westpac Banking Corp., 2.668%, 11/15/2035	384,716	0.2
1,143,000	XLIT Ltd., 4.450%, 03/31/2025	1,305,412	0.6
312,000	XLIT Ltd., 5.500%, 03/31/2045	437,166	0.2
		65,418,236	32.5

	Industrial: 6.0%
239,000	Boeing Co/The, 5.040%, 05/01/2027	279,680	0.1

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
314,000	Boeing Co/The, 5.705%, 05/01/2040	$406,798	0.2
148,000	Boeing Co/The, 5.805%, 05/01/2050	204,459	0.1
58,000	Boeing Co/The, 5.930%, 05/01/2060	82,282	0.0
296,000	Boeing Co/The, 3.250%, 02/01/2028	317,492	0.2
373,000	Boeing Co/The, 4.508%, 05/01/2023	403,301	0.2
113,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	149,761	0.1
99,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	131,447	0.1
157,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	221,732	0.1
179,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	258,979	0.1
519,000	Carrier Global Corp., 2.493%, 02/15/2027	560,427	0.3
215,000	Carrier Global Corp., 3.377%, 04/05/2040	235,071	0.1
84,000	Caterpillar, Inc., 3.250%, 09/19/2049	98,635	0.0
81,000	Caterpillar, Inc., 3.250%, 04/09/2050	95,671	0.0
392,000	CSX Corp., 4.650%, 03/01/2068	549,679	0.3
386,000	Emerson Electric Co., 0.875%, 10/15/2026	388,730	0.2
457,000	FedEx Corp., 3.875%, 08/01/2042	534,310	0.3
100,000	FedEx Corp., 3.900%, 02/01/2035	119,653	0.1
314,000	FedEx Corp., 4.100%, 04/15/2043	371,156	0.2
120,000	FedEx Corp., 4.550%, 04/01/2046	154,386	0.1
251,000	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	259,675	0.1
150,000	General Electric Co., 4.250%, 05/01/2040	177,337	0.1
511,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	520,690	0.3
211,000	Norfolk Southern Corp., 3.950%, 10/01/2042	256,241	0.1
270,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	272,501	0.1
172,000	Raytheon Technologies Corp., 2.800%, 03/15/2022	176,935	0.1
231,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	249,578	0.1
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	2,158	0.0
218,000	Raytheon Technologies Corp., 4.350%, 04/15/2047	287,043	0.1
81,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	102,140	0.1
265,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	345,576	0.2
30,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	38,335	0.0
27,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	37,170	0.0
77,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	114,175	0.1
261,000	Republic Services, Inc., 0.875%, 11/15/2025	263,097	0.1
203,000	Republic Services, Inc., 1.450%, 02/15/2031	198,739	0.1
187,000	Republic Services, Inc., 1.750%, 02/15/2032	187,510	0.1
163,000	Union Pacific Corp., 3.550%, 08/15/2039	188,681	0.1
60,000	Union Pacific Corp., 3.600%, 09/15/2037	70,085	0.0
229,000	Union Pacific Corp., 3.839%, 03/20/2060	284,106	0.1
93,000	Union Pacific Corp., 4.050%, 11/15/2045	114,620	0.1
91,000	Union Pacific Corp., 4.100%, 09/15/2067	114,553	0.1
276,000	United Parcel Service, Inc., 3.625%, 10/01/2042	333,312	0.2
62,000	Raytheon Technologies Corp., 5.700%, 04/15/2040	90,881	0.0
312,000	Waste Management, Inc., 1.500%, 03/15/2031	309,415	0.2
387,000	Waste Management, Inc., 3.900%, 03/01/2035	474,692	0.2
536,000	WestRock RKT LLC, 4.000%, 03/01/2023	569,651	0.3
325,000	WRKCo, Inc., 3.000%, 06/15/2033	357,558	0.2
70,000	WRKCo, Inc., 4.650%, 03/15/2026	82,400	0.0
		12,042,503	6.0

	Technology: 5.2%
439,000	Adobe, Inc., 2.300%, 02/01/2030	475,483	0.2
124,000	Apple, Inc., 2.550%, 08/20/2060	127,540	0.1
240,000	Apple, Inc., 3.850%, 05/04/2043	303,228	0.1

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
281,000	Apple, Inc., 3.850%, 08/04/2046	$361,996	0.2
494,000	Apple, Inc., 4.250%, 02/09/2047	674,216	0.3
53,000	Apple, Inc., 4.375%, 05/13/2045	72,638	0.0
73,000	Apple, Inc., 4.650%, 02/23/2046	103,771	0.0
754,000	Broadcom, Inc., 3.150%, 11/15/2025	823,619	0.4
572,000	Broadcom, Inc., 3.459%, 09/15/2026	635,317	0.3
271,000	Broadcom, Inc., 4.250%, 04/15/2026	310,645	0.2
221,000	HP, Inc., 6.000%, 09/15/2041	288,789	0.1
549,000	Intel Corp., 3.250%, 11/15/2049	615,082	0.3
202,000	Intel Corp., 3.700%, 07/29/2025	228,663	0.1
109,000	Intel Corp., 4.750%, 03/25/2050	152,123	0.1
109,000	International Business Machines Corp., 1.950%, 05/15/2030	112,380	0.1
100,000	International Business Machines Corp., 3.300%, 05/15/2026	113,053	0.1
350,000	KLA Corp., 3.300%, 03/01/2050	396,113	0.2
193,000 (1)	Microchip Technology, Inc., 0.972%, 02/15/2024	193,592	0.1
232,000 (1)	Microchip Technology, Inc., 2.670%, 09/01/2023	242,780	0.1
49,000	Microsoft Corp., 3.500%, 11/15/2042	60,487	0.0
5,000	Microsoft Corp., 2.525%, 06/01/2050	5,273	0.0
339,000	Microsoft Corp., 2.675%, 06/01/2060	368,309	0.2
170,000	Microsoft Corp., 3.450%, 08/08/2036	209,638	0.1
472,000	Microsoft Corp., 3.700%, 08/08/2046	598,678	0.3
102,000	Microsoft Corp., 3.950%, 08/08/2056	140,232	0.1
10,000	Microsoft Corp., 4.100%, 02/06/2037	13,141	0.0
70,000	Microsoft Corp., 4.200%, 11/03/2035	92,046	0.0
156,000	NVIDIA Corp., 2.850%, 04/01/2030	175,537	0.1
148,000	NVIDIA Corp., 3.500%, 04/01/2040	177,869	0.1
105,000	NVIDIA Corp., 3.700%, 04/01/2060	135,228	0.1
319,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	351,874	0.2
194,000	Oracle Corp., 3.600%, 04/01/2040	227,487	0.1
317,000	Oracle Corp., 3.600%, 04/01/2050	370,215	0.2
190,000	Oracle Corp., 3.850%, 04/01/2060	233,659	0.1
200,000 (1)	TSMC Global Ltd., 0.750%, 09/28/2025	199,318	0.1
200,000 (1)	TSMC Global Ltd., 1.000%, 09/28/2027	198,236	0.1
350,000 (1)	TSMC Global Ltd., 1.375%, 09/28/2030	343,857	0.2
348,000	VMware, Inc., 2.950%, 08/21/2022	361,097	0.2
		10,493,209	5.2

	Utilities: 10.3%
141,000 (1)	AES Corp./The, 1.375%, 01/15/2026	142,361	0.1
483,000 (1)	AES Corp./The, 3.950%, 07/15/2030	546,894	0.3
88,000	Alabama Power Co., 3.450%, 10/01/2049	103,845	0.0
16,000	Alabama Power Co., 3.850%, 12/01/2042	19,647	0.0
155,000 (3)	Alabama Power Co., 5.200%, 06/01/2041	211,900	0.1
259,000	Ameren Illinois Co., 3.250%, 03/15/2050	303,796	0.1
188,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	188,458	0.1
127,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	155,759	0.1
114,000	Appalachian Power Co., 3.400%, 06/01/2025	126,686	0.1
331,000	Appalachian Power Co., 3.700%, 05/01/2050	398,857	0.2
147,000	Appalachian Power Co., 4.500%, 03/01/2049	192,062	0.1
139,000	Arizona Public Service Co., 2.950%, 09/15/2027	152,823	0.1
318,000	Arizona Public Service Co., 3.150%, 05/15/2025	349,143	0.2
431,000 (1)	Berkshire Hathaway Energy Co., 2.850%, 05/15/2051	443,829	0.2
241,000	CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	261,764	0.1
331,000 (2)	CMS Energy Corp., 3.750%, 12/01/2050	338,596	0.2
661,000 (2)	CMS Energy Corp., 4.750%, 06/01/2050	745,409	0.4
166,000	Commonwealth Edison Co., 3.800%, 10/01/2042	200,068	0.1
124,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	165,328	0.1
185,000	Consumers Energy Co., 0.350%, 06/01/2023	185,301	0.1
158,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	212,656	0.1
334,000	DTE Electric Co., 2.250%, 03/01/2030	358,551	0.2
323,000	DTE Energy Co., 1.050%, 06/01/2025	326,836	0.2

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
233,000	DTE Energy Co., 2.600%, 06/15/2022	$240,338	0.1
174,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	215,290	0.1
60,000	Duke Energy Corp., 3.150%, 08/15/2027	67,029	0.0
74,000	Duke Energy Indiana LLC, 3.750%, 05/15/2046	88,880	0.0
65,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	68,120	0.0
110,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	136,291	0.1
195,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	247,852	0.1
200,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	254,367	0.1
264,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	336,758	0.2
165,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	239,398	0.1
299,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	305,944	0.1
173,000	Duke Energy Florida LLC, 2.500%, 12/01/2029	189,044	0.1
182,000	Duke Energy Florida Project Finance LLC, 2.538%, 09/01/2031	196,951	0.1
180,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	213,702	0.1
75,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	97,089	0.0
247,000	Duke Energy Progress LLC, 0.400%, (US0003M + 0.180%), 02/18/2022	247,047	0.1
119,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	148,086	0.1
133,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	172,191	0.1
108,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	110,779	0.0
100,000	Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	118,058	0.1
337,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	338,156	0.2
20,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	22,460	0.0
35,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	38,049	0.0
130,000	Entergy Louisiana LLC, 4.000%, 03/15/2033	161,915	0.1
159,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	207,256	0.1
395,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	436,066	0.2
103,000	Entergy Louisiana LLC, 5.400%, 11/01/2024	121,350	0.1
152,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	184,987	0.1
244,000	Eversource Energy, 2.900%, 10/01/2024	263,551	0.1
135,000	Eversource Energy, 3.450%, 01/15/2050	154,874	0.1
351,000	Exelon Corp., 4.950%, 06/15/2035	442,724	0.2
180,000	FirstEnergy Corp., 2.850%, 07/15/2022	183,029	0.1
713,000	FirstEnergy Corp., 3.900%, 07/15/2027	786,525	0.4
355,000	Florida Power & Light Co., 0.602%, (US0003M + 0.380%), 07/28/2023	355,076	0.2
85,000	Florida Power & Light Co., 5.650%, 02/01/2037	121,115	0.1
70,000	Georgia Power Co., 4.300%, 03/15/2042	88,895	0.0
97,000	Georgia Power Co., 4.300%, 03/15/2043	123,030	0.1
51,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	72,905	0.0
400,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	436,639	0.2
161,000 (1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	186,482	0.1
315,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	344,023	0.2
253,000	MidAmerican Energy Co., 4.400%, 10/15/2044	328,667	0.2
118,000	Mississippi Power Co., 4.250%, 03/15/2042	142,835	0.1
45,000	Mississippi Power Co., 4.750%, 10/15/2041	54,903	0.0
131,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	145,858	0.1
237,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	292,067	0.1
206,000 (2)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	228,445	0.1
28,000 (2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	33,008	0.0
256,000	Northern States Power Co/MN, 2.600%, 06/01/2051	271,482	0.1
400,000 (3)	Pacific Gas and Electric Co., 4.300%, 03/15/2045	426,924	0.2
230,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	249,385	0.1
175,000	PacifiCorp, 4.100%, 02/01/2042	215,439	0.1
170,000	PacifiCorp, 4.150%, 02/15/2050	221,999	0.1

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
108,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	$120,685	0.1
398,000	Public Service Co. of New Hampshire, 3.500%, 11/01/2023	430,088	0.2
149,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	181,222	0.1
327,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	355,505	0.2
65,000	Southern California Edison Co., 3.650%, 02/01/2050	73,899	0.0
132,000	Southern California Edison Co., 4.050%, 03/15/2042	151,564	0.1
149,000	Southern California Edison Co., 4.125%, 03/01/2048	178,074	0.1
105,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	132,078	0.1
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	247,996	0.1
713,000 (2)	Southern Co/The, 4.000%, 01/15/2051	755,942	0.4
130,000	Southwestern Public Service Co., 3.150%, 05/01/2050	144,448	0.1
231,000	Tucson Electric Power Co., 4.000%, 06/15/2050	283,052	0.1
213,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	214,172	0.1
		20,772,627	10.3

	Total Corporate Bonds/Notes (Cost $178,740,374)	192,141,825	95.4

U.S. TREASURY OBLIGATIONS: 1.6%
	U.S. Treasury Bonds: 0.5%
1,000	1.250%,05/15/2050	905	0.0
372,000	1.375%,11/15/2040	367,263	0.2
800,000	1.375%,08/15/2050	747,750	0.3
		1,115,918	0.5

	U.S. Treasury Notes: 1.1%
421,000	0.125%,12/31/2022	421,033	0.2
58,000	0.125%,12/15/2023	57,930	0.0
444,000	0.375%,12/31/2025	444,260	0.2
382,000	0.625%,11/30/2027	381,821	0.2
891,000	0.875%,11/15/2030	887,659	0.5
50,000	0.375%,11/30/2025	50,062	0.0
		2,242,765	1.1

	Total U.S. Treasury Obligations (Cost $3,352,416)	3,358,683	1.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
	Utilities: 0.3%
20,000 (4),(5)	Southern Company	$548,000	0.3

	Total Preferred Stock (Cost $500,000)	548,000	0.3

	Total Long-Term Investments (Cost $182,592,790)	196,048,508	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
721,211 (6)	Citigroup, Inc., Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $721,217, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $735,635, due 09/15/21-01/01/51)
	(Cost $721,211)	721,211	0.4

	Total Short-Term Investments (Cost $721,211)	721,211	0.4

	Total Investments in Securities (Cost $183,314,001)	$196,769,719	97.7
	Assets in Excess of Other Liabilities	4,648,004	2.3
	Net Assets	$201,417,723	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0003M	3-month LIBOR

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of December 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Preferred Stock	$–	$548,000	$–	$548,000
Corporate Bonds/Notes	–	192,141,825	–	192,141,825
U.S. Treasury Obligations	–	3,358,683	–	3,358,683
Short-Term Investments	–	721,211	–	721,211
Total Investments, at fair value	$–	$196,769,719	$–	$196,769,719
Other Financial Instruments+
Futures	68,546	–	–	68,546
Total Assets	$68,546	$196,769,719	$–	$196,838,265
Liabilities Table
Other Financial Instruments+
Futures	$(10,094)	$–	$–	$(10,094)
Total Liabilities	$(10,094)	$–	$–	$(10,094)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	46	03/22/21	$6,351,594	$4,938
U.S. Treasury 2-Year Note	60	03/31/21	13,258,593	12,621
U.S. Treasury Ultra Long Bond	4	03/22/21	854,250	1,742
			$20,464,437	$19,301
Short Contracts:
U.S. Treasury 5-Year Note	(34)	03/31/21	(4,289,578)	(10,094)
U.S. Treasury Long Bond	(18)	03/22/21	(3,117,375)	23,611
U.S. Treasury Ultra 10-Year Note	(46)	03/22/21	(7,192,531)	25,634
			$(14,599,484)	$39,151

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $183,378,473.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,676,471
Gross Unrealized Depreciation	(226,773)
Net Unrealized Appreciation	$13,449,698